FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of income (loss) from change in foreign currency (Details) - Foreign exchange risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
10% increase in exchange rate | NIS
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ 1,185	$ (3,524)	$ (1,762)
10% increase in exchange rate | EUR
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	910	(1,644)	(1,698)
10% increase in exchange rate | GPB
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	562	316	123
10% increase in exchange rate | AUD
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	239	233	40
10% decrease in exchange rate | NIS
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(1,185)	3,524	1,762
10% decrease in exchange rate | EUR
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(910)	1,644	1,698
10% decrease in exchange rate | GPB
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(562)	(316)	(123)
10% decrease in exchange rate | AUD
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ (239)	$ (233)	$ (40)